UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     May 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     87

Form13F Information Table Value Total:     $320,086 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common           002824100      423     8025 SH  0    Sole    0                8025        0        0
ALMOST FAMILY INC              Common           020409108      392    10410 SH  0    Sole    0               10410        0        0
ASBURY AUTOMOTIVE GROUP        Common           043436104     5578   419400 SH  0    Sole    0              376900        0    42500
AT&T INC                       Common           00206R102      269    10400 SH  0    Sole    0               10400        0        0
AUTOMATIC DATA PROCESSING      Common           053015103      254     5710 SH  0    Sole    0                5710        0        0
BANCTEC INC                    Common           059784603      702   140437 SH  0    Sole    0              140437        0        0
BANK OF AMERICA CORP           Common           060505104     7712   432065 SH  0    Sole    0              373990        0    58075
BANK OF NEW YORK MELLON CORP   Common           064058100     8235   266689 SH  0    Sole    0              236739        0    29950
BLACKROCK MUNI 2020            Common           09249X109      148    10000 SH  0    Sole    0               10000        0        0
BLACKROCK MUNIVEST FUND        Common           09253R105      146    15500 SH  0    Sole    0               15500        0        0
BP PLC-SPONS ADR               Common           055622104      493     8630 SH  0    Sole    0                8630        0        0
BRINK'S CO/THE                 Common           109696104     3793   134352 SH  0    Sole    0              133852        0      500
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    13538   633199 SH  0    Sole    0              568449        0    64750
BROCADE COMMUNICATIONS SYS     Common           111621306      112    19675 SH  0    Sole    0               19675        0        0
BURGER KING HOLDINGS INC       Common           121208201    11488   540380 SH  0    Sole    0              491105        0    49275
CATERPILLAR INC                Common           149123101      312     4960 SH  0    Sole    0                4960        0        0
CEPHALON INC                   Common           156708109    21721   320460 SH  0    Sole    0              295985        0    24475
CHEVRON CORP                   Common           166764100      495     6526 SH  0    Sole    0                6526        0        0
CHUBB CORP                     Common           171232101      235     4525 SH  0    Sole    0                4525        0        0
CLOROX COMPANY                 Common           189054109      281     4375 SH  0    Sole    0                4375        0        0
CONOCOPHILLIPS                 Common           20825C104     1635    31960 SH  0    Sole    0               31835        0      125
CONTANGO OIL & GAS             Common           21075N204      205     4000 SH  0    Sole    0                4000        0        0
CSG SYSTEMS INTL INC           Common           126349109     3795   180700 SH  0    Sole    0              176975        0     3725
DREYFUS MUNI INCOME            Common           26201R102      128    14300 SH  0    Sole    0               14300        0        0
DREYFUS STRATEGIC MUNI         Common           261932107      119    14000 SH  0    Sole    0               14000        0        0
DREYFUS STRAT MUNI BOND FUND Common           26202F107      108    13200 SH  0    Sole    0               13200        0        0
DYNCORP INTERNATIONAL INC-A    Common           26817C101      328    28550 SH  0    Sole    0               28550        0        0
ENERGY COAL RESOURCES-144A     Common           29268G209       13    13200 SH  0    Sole    0               13200        0        0
ENSCO PLC-SPON ADR             Common           29358Q109     2010    44890 SH  0    Sole    0               44365        0      525
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      431    12465 SH  0    Sole    0               12465        0        0
EQUIFAX INC                    Common           294429105     8817   246275 SH  0    Sole    0              243575        0     2700
ERESEARCH TECHNOLOGY INC       Common           29481V108      138    19970 SH  0    Sole    0               19970        0        0
EXPRESS SCRIPTS INC            Common           302182100     3894    38265 SH  0    Sole    0               36465        0     1800
FIRST AMERICAN FINAN HOLD Common           318782AAT      923    90000 SH  0    Sole    0               80000        0    10000
FLIR SYSTEMS INC               Common           302445101     1000    35489 SH  0    Sole    0               35299        0      190
FOREST LABORATORIES INC        Common           345838106    13709   437165 SH  0    Sole    0              397840        0    39325
GFI GROUP INC                  Common           361652209     1020   176161 SH  0    Sole    0              176161        0        0
HAIN CELESTIAL GROUP INC       Common           405217100     2786   160280 SH  0    Sole    0              137605        0    22675
HJ HEINZ CO                    Common           423074103      480    10515 SH  0    Sole    0               10515        0        0
HOLOGIC CONV PUTABLE 2013      FRNT             436440AA9      698   780000 SH  0    Sole    0              780000        0        0
HOLOGIC INC                    Common           436440101    14946   806170 SH  0    Sole    0              728295        0    77875
INTL BUSINESS MACHINES CORP    Common           459200101      754     5880 SH  0    Sole    0                5840        0       40
INTREPID POTASH INC            Common           46121Y102      390    12863 SH  0    Sole    0               12863        0        0
JOHNSON & JOHNSON              Common           478160104      200     3075 SH  0    Sole    0                3075        0        0
KANSAS CITY SOUTHERN           Common           485170302      753    20810 SH  0    Sole    0               20810        0        0
KRAFT FOODS INC-CLASS A        Common           50075N104      229     7571 SH  0    Sole    0                7571        0        0
LOCKHEED MARTIN CORP           Common           539830109      901    10827 SH  0    Sole    0               10752        0       75
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      445     9365 SH  0    Sole    0                9365        0        0
MANTECH INTERNATIONAL CORP-A   Common           564563104      392     8030 SH  0    Sole    0                8030        0        0
MEAD JOHNSON NUTRITION CO      Common           582839106     8924   171520 SH  0    Sole    0              169770        0     1750
MICROSOFT CORP                 Common           594918104      301    10280 SH  0    Sole    0               10280        0        0
MONSANTO CO                    Common           61166W101    10624   148751 SH  0    Sole    0              134626        0    14125
MUELLER WATER PRODUCTS INC-A   Common           624758108      228    47600 SH  0    Sole    0               47600        0        0
MYLAN INC                      Common           628530107    12588   554315 SH  0    Sole    0              495415        0    58900
MYRIAD GENETICS INC            Common           62855J104    11648   484324 SH  0    Sole    0              438899        0    45425
NASDAQ OMX GROUP/THE           Common           631103108    12040   570064 SH  0    Sole    0              512414        0    57650
NII HOLDINGS INC-B             Common           62913F201    15018   360325 SH  0    Sole    0              329875        0    30450
NUANCE COMMUNICATIONS INC      Common           67020Y100     8946   537635 SH  0    Sole    0              481835        0    55800
NUVEEN MUNI ADVANTAGE FUND     Common           67062H106      185    12800 SH  0    Sole    0               12800        0        0
PAID INC                       Common           69561N204       11    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      339     5125 SH  0    Sole    0                5125        0        0
PHARMACEUTICAL RESOURCES       Note             717125AC2      602   600000 SH  0    Sole    0              600000        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107    16148   135300 SH  0    Sole    0              125100        0    10200
PRESTIGE BRANDS HOLDINGS INC   Common           74112D101     5050   561086 SH  0    Sole    0              475411        0    85675
PROCTER & GAMBLE CO/THE        Common           742718109      324     5120 SH  0    Sole    0                5120        0        0
RESEARCH IN MOTION             Common           760975102      249     3370 SH  0    Sole    0                3370        0        0
ROSETTA STONE INC              Common           777780107      812    34165 SH  0    Sole    0               34165        0        0
SPDR GOLD SHARES               Gold             78463V107      207     1900 SH  0    Sole    0                1900        0        0
ST JOE CO/THE                  Common           790148100      451    13938 SH  0    Sole    0               13938        0        0
STATE STREET CORP              Common           857477103     9385   207917 SH  0    Sole    0              185877        0    22040
SUPERIOR ENERGY SERVICES INC   Common           868157108     3277   155888 SH  0    Sole    0              154113        0     1775
SYSCO CORP                     Common           871829107      439    14890 SH  0    Sole    0               14890        0        0
TASER INTERNATIONAL INC        Common           87651B104      306    52110 SH  0    Sole    0               52110        0        0
TELEPHONE AND DATA SYSTEMS     Common           879433100     8597   253985 SH  0    Sole    0              233060        0    20925
TITAN INTERNATIONAL INC        Common           88830M102       87    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    12549   566018 SH  0    Sole    0              519990        0    46028
VAN KAMP TR/INV GRD            Common           920929106      180    12645 SH  0    Sole    0               12645        0        0
VARIAN MEDICAL SYSTEMS INC     Common           92220P105    14240   257368 SH  0    Sole    0              234968        0    22400
VERISIGN INC                   Common           92343E102     2524    97000 SH  0    Sole    0               97000        0        0
VERIZON COMMUNICATIONS INC     Common           92343V104     1732    55832 SH  0    Sole    0               52482        0     3350
WAL-MART STORES INC            Common           931142103     1304    23448 SH  0    Sole    0               23313        0      135
WALT DISNEY CO/THE             Common           254687106     2469    70725 SH  0    Sole    0               70725        0        0
WASTE MANAGEMENT INC           Common           94106L109      920    26730 SH  0    Sole    0               26730        0        0
WASTE SERVICES INC             Common           941075202      778    78710 SH  0    Sole    0               78710        0        0
WATSON PHARMACEUTICALS INC     Common           942683103     2868    68665 SH  0    Sole    0               67090        0     1575
WENDY'S/ARBY'S GROUP INC-A     Common           950587105      180    35930 SH  0    Sole    0               35930        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    15982   899380 SH  0    Sole    0              835830        0    63550